Provisions - Summary of Changes to Decommissioning Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions [line items]
Balance, beginning of year	$ 100.1	$ 129.1
Net liabilities added (disposed)	(0.4)	(6.2)
Increase (decrease) due to changes in estimates	(28.6)	(9.4)
Liabilities settled	(11.1)	(14.4)
Government decommissioning assistance	(2.2)
Transfers (to) from liabilities for assets held for sale	7.0	(7.0)
Accretion charges	5.7	8.0
Balance, end of year	70.5	100.1
Current portion	7.3	13.0
Long-term portion	$ 63.2	$ 87.1